Capital commitment (Tables)	12 Months Ended
Mar. 31, 2026
Capital Commitment
Schedule of capital commitment
	2026	2025	2024
	USD	USD	USD

Capital expenditure
Authorized and contracted for:-
- Purchase of property, plant and equipment	170,543	-	-